Marshall Funds, Inc.

Supplement to The Advisor Class of Shares (Class A) Prospectus dated
October 31, 2003
-------------------------------------------------------------------------------
The following changes are effective April 22, 2004:

Under the section entitled "How to Buy Shares" and the sub-section entitled "What Do Shares Cost?" please replace the first paragraph with the following:

You can buy shares of a Fund on any day the New York Stock Exchange (NYSE) is open for business. When a Fund receives your transaction request in proper form, it is processed at the next determined public offering price. The public offering price is the net asset value (NAV) plus any applicable sales charge. Each NAV is calculated for each of the Funds (other than the MONEY MARKET FUND) at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. The NAV for the MONEY MARKET FUND is determined daily at 12:00 noon (Central Time), 3:00 p.m. (Central Time) and 4:00 p.m. (Central Time). In calculating NAV, a Fund's portfolio (other than the MONEY MARKET FUND) is valued using market prices. In calculating the MONEY MARKET FUND'S NAV, that Fund's portfolio is valued using amortized cost.

Under the section entitled "How to Buy Shares" and the sub-section entitled "How Do I Purchase Shares?" please replace the third paragraph with the following:

Except as described herein, your purchase order must be received by the Funds by 3:00 p.m. (Central Time) to get that day's NAV. For purchase orders for the MONEY MARKET FUND in excess of $1 million received after 3:00 p.m. (Central
Time) but before 4:00 p.m. (Central Time), MIS will use its best efforts to process such purchase orders that day. However, there is no guarantee that MIS will be able to process such purchase orders that day. To the extent your order is processed on the day received in accordance with these timeframes, you will receive that day's NAV and dividend. Each Fund reserves the right to reject any purchase request. It is the responsibility of MIS, any Authorized Dealer or other service provider that has entered into an agreement with the Funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Funds. Orders placed through one of these entities are considered received when the Funds are notified of the purchase or redemption order. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

Under the section entitled "How to Redeem and Exchange Shares " and the sub-section entitled "How Do I Redeem Shares?" please replace the third paragraph with the following:

Except as described herein, redemption requests for the Funds must be received by the Funds by 3:00 p.m. (Central Time) in order for shares to be redeemed at that day's NAV. For redemption requests for the MONEY MARKET FUND in excess of $1 million received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central
Time), MIS will use its best efforts to process the redemption request that day. However, there is no guarantee that MIS will be able to process such redemption order that day. To the extent your order is processed in accordance with these timeframes, you will receive that day's NAV. Redemption proceeds will normally be mailed, or wired if by written request, the following business day, but in no event more than seven days, after the request is made.

Under  the  section  entitled   "Marshall  Funds,  Inc.   Information"  and  the
sub-section entitled "Portfolio Managers" please replace the first paragraph with the following:

The EQUITY  INCOME  FUND is managed  by the M&I  Custom  Quantitative  Solutions
Group.

Under  the  section  entitled   "Marshall  Funds,  Inc.   Information"  and  the
sub-section entitled "Portfolio Managers" please replace the fourth and fifth paragraph with the following:

The MID-CAP GROWTH FUND and the SMALL-CAP GROWTH FUND are managed by the Investment Committee of M&I Investment Management Corp.

                                                             April 22, 2004

Edgewood Services, Inc. (Distributor)

Cusip 572353795   Cusip 572353753   Cusip 572353761   Cusip 572353209
Cusip 572353787   Cusip 572353720   Cusip 572353688   30435 (4/04)
Cusip 572353779   Cusip 572353738   Cusip 572353746

Marshall Funds, Inc.

Supplement to The Investor Class of Shares (Class Y) Prospectus dated
October 31, 2003
-------------------------------------------------------------------------------
The following changes are effective April 22, 2004:

Under the section entitled "How to Buy Shares" and the sub-section entitled "What Do Shares Cost?" please replace the first paragraph with the following:

You can buy shares of a Fund at net asset value (NAV), without a sales charge, on any day the New York Stock Exchange (NYSE) is open for business. When a Fund receives your transaction request in proper form, it is processed at the next determined NAV. Each NAV is calculated for each of the Funds (other than the MONEY MARKET FUND) at the end of regular trading (normally 3:00 p.m. Central
Time) each day the NYSE is open. The NAV for the MONEY MARKET FUND is determined daily at 12:00 noon (Central Time), 3:00 p.m. (Central Time) and 4:00 p.m. (Central Time). In calculating NAV, a Fund's portfolio (other than the MONEY MARKET FUND) is valued using market prices. In calculating the MONEY MARKET FUND'S NAV, that Fund's portfolio is valued using amortized cost.

Under the section entitled "How to Buy Shares" and the sub-section entitled "How Do I Purchase Shares?" please replace the fifth paragraph with the following:

Except as described herein, your purchase order must be received by the Funds by 3:00 p.m. (Central Time) to get that day's NAV. For purchase orders for the MONEY MARKET FUND in excess of $1 million received after 3:00 p.m. (Central
Time) but before 4:00 p.m. (Central Time), MIS will use its best efforts to process such purchase orders that day. However, there is no guarantee that MIS will be able to process such purchase orders that day. To the extent your order is processed on the day received in accordance with these timeframes, you will receive that day's NAV and dividend. Each Fund reserves the right to reject any purchase request. It is the responsibility of MIS, any Authorized Dealer or other service provider that has entered into an agreement with the Funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Funds. Orders placed through one of these entities are considered received when the Funds are notified of the purchase or redemption order. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

Under the section entitled "How to Redeem and Exchange Shares " and the sub-section entitled "How Do I Redeem Shares?" please replace the third paragraph with the following:

Except as described herein, redemption requests for the Funds must be received by the Funds by 3:00 p.m. (Central Time) in order for shares to be redeemed at that day's NAV. For redemption requests for the MONEY MARKET FUND in excess of $1 million received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central
Time), MIS will use its best efforts to process the redemption request that day. However, there is no guarantee that MIS will be able to process such redemption order that day. To the extent your order is processed in accordance with these timeframes, you will receive that day's NAV. Redemption proceeds will normally be mailed, or wired if by written request, the following business day, but in no event more than seven days, after the request is made.

Under  the  section  entitled   "Marshall  Funds,  Inc.   Information"  and  the
sub-section entitled "Portfolio Managers" please replace the first paragraph with the following:

The EQUITY  INCOME  FUND is managed  by the M&I  Custom  Quantitative  Solutions
Group.

Under  the  section  entitled   "Marshall  Funds,  Inc.   Information"  and  the
sub-section entitled "Portfolio Managers" please replace the fourth and fifth paragraph with the following:

The MID-CAP GROWTH FUND and the SMALL-CAP GROWTH FUND are managed by the Investment Committee of M&I Investment Management Corp.

                                                             April 22, 2004

Edgewood Services, Inc. (Distributor)

Cusip 572353886         Cusip 572353605 Cusip 572353829  Cusip 572353878
Cusip 572353704         Cusip 572353506 Cusip 572353100   Cusip 572353407
Cusip 572353860         Cusip 572353845 Cusip 572353837   30436 (4/04)













 MARSHALL MONEY MARKET FUND
(A Portfolio of Marshall Funds, Inc.)

-------------------------------------------------------------------------------
Supplement to The Institutional Class of Shares (Class I) Prospectus dated October 31, 2003
-------------------------------------------------------------------------------

The following changes are effective April 22, 2004:


Under the section entitled "How to Buy Shares" and the sub-section entitled "What Do Shares Cost?" please replace the second paragraph with the following:

When the Fund receives your transaction request in proper form, it is processed at the next determined NAV. The NAV for the Fund is determined daily at 12:00 noon (Central Time), 3:00 p.m. (Central Time) and 4:00 p.m. (Central Time). In calculating NAV, the Fund's portfolio is valued using amortized cost.


Under the section entitled "How to Buy Shares" and the sub-section entitled "How Do I Purchase Shares?" please replace the second paragraph with the following:

Except as described herein, purchase orders for the Fund must be received by 3:00 p.m. (Central Time) in order for shares to be purchased at that day's NAV. For purchase orders of the Fund's Institutional Class of Shares received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central Time), Marshall Investor Services (MIS) will use its best efforts to process such purchase orders that day. However, there is no guarantee that MIS will be able to process such purchase orders that day. To the extent your order is processed on the day received in accordance with these timeframes, you will receive that day's NAV and dividend. The Fund reserves the right to reject any purchase request. It is the responsibility of MIS, any Authorized Dealer or other service provider that has entered into an agreement with the Fund, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Fund. Orders placed through one of these entities are considered received when the Fund is notified of the purchase or redemption order. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.


Under the section entitled "How to Redeem Shares " and the sub-section entitled "How Do I Redeem Shares?" please replace the second paragraph with the following:

Except as described herein, redemption requests for the Fund must be received by 3:00 p.m. (Central Time) in order for shares to be redeemed at that day's NAV. For redemption requests of the Fund's Institutional Class of Shares received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central Time), MIS will use its best efforts to process the redemption request that day. However, there is no guarantee that MIS will be able to process such redemption order that day. To the extent your order is processed in accordance with these timeframes, you will receive that day's NAV.




                                                      April 22, 2004

Cusip  572353696
30434 (4/04)






MARSHALL MONEY MARKET FUND
(A Portfolio of Marshall Funds, Inc.)

------------------------------------------------------------------------------
Supplement to The Investor Class of Shares (Class Y) Prospectus dated
October 31, 2003
------------------------------------------------------------------------------

The following changes are effective April 22, 2004:


Under the section entitled "How to Buy Shares" and the sub-section entitled "What Do Shares Cost?" please replace the second paragraph with the following:

The NAV for the Fund is determined daily at 12:00 noon (Central Time), 3:00 p.m. (Central Time) and 4:00 p.m. (Central Time). In calculating NAV, the Fund's portfolio is valued using amortized cost.


Under the section entitled "How to Buy Shares" and the sub-section entitled "How Do I Purchase Shares?" please replace the second paragraph with the following:

Except as described herein, purchase orders for the Fund must be received by 3:00 p.m. (Central Time) in order for shares to be purchased at that day's NAV. For purchase orders for the Fund in excess of $1 million received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central Time), Marshall Investor Services (MIS) will use its best efforts to process such purchase orders that day. However, there is no guarantee that MIS will be able to process such purchase orders that day. To the extent your order is processed on the day received in accordance with these timeframes, you will receive that day's NAV and dividend. The Fund reserves the right to reject any purchase request. It is the responsibility of MIS, any Authorized Dealer or other service provider that has entered into an agreement with the Fund, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Fund. Orders placed through one of these entities are considered received when the Fund is notified of the purchase or redemption order. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.


Under the section entitled "How to Redeem and Exchange Shares " and the sub-section entitled "How Do I Redeem Shares?" please replace the third paragraph with the following:

Except as described herein, redemption requests for the Fund must be received by 3:00 p.m. (Central Time) in order for shares to be redeemed at that day's NAV. For redemption requests for the Fund in excess of $1 million received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central Time), MIS will use its best efforts to process the redemption request that day. However, there is no guarantee that MIS will be able to process such redemption order that day. To the extent your order is processed in accordance with these timeframes, you will receive that day's NAV.




                                                      April 22, 2004

Cusip  572353100
30433 (4/04)